INCOME TAXES - Reconciliation of the beginning and ending amounts of unrecognized tax benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Uncertain tax benefits, beginning of year	$ 33,425	$ 47,637	$ 45,003
Gross increase to tax positions related to prior years	31	121	1,239
Gross decrease to tax positions related to prior years	(1,109)	(413)	(42)
Gross increase to tax positions related to the current year	675	2,204	2,082
Lapse of statute of limitations	(4,055)	(16,124)	(645)
Uncertain tax benefits, end of year	$ 28,967	$ 33,425	$ 47,637